Cover	Sep. 05, 2025
Cover [Abstract]
Entity Registrant Name	USBC, INC.
Entity Central Index Key	0001074828
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 05, 2025
Entity File Number	001-37479
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0273142
Entity Address Address Line 1	300 E 2nd Street
Entity Address Address Line 2	15th Floor
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	206
Local Phone Number	903-1351
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	USBC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false